UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

U.S. Government Securities FundSM

[photo of pillars of a building]

Semi-annual report for the six months ended February 28, 2011

U.S. Government Securities Fund seeks a high level of current income, as well as preservation of capital, by investing primarily in securities guaranteed or sponsored by the United States government.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2011 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	0.44%	4.42%	4.10%

The total annual fund operating expense ratio was 0.62% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 25 for details.

The fund’s 30-day yield for Class A shares as of March 31, 2011, calculated in accordance with the Securities and Exchange Commission formula, was 2.05%. The fund’s distribution rate for Class A shares as of that date was 2.23%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 28.

Fellow shareholders:

[photo of pillars of a building]

The first half of U.S. Government Securities Fund’s fiscal year was marked by renewed confidence in the economy, which led to higher interest rates.

For the six months ended February 28, 2011, the fund produced a total return of –1.7% for those investors who reinvested their distributions. By way of comparison, the fund’s peer group, as measured by the Lipper General U.S. Government Funds Average, returned –2.8%. The unmanaged Citigroup Treasury/Government Sponsored/Mortgage Index, a broad measure of the market in which the fund invests, returned –1.3%. Index returns do not include expenses, which are factored into the fund’s results and the Lipper average. Results for longer time periods are shown in the table below.

The fund continued to produce income for its shareholders. For the six-month period, the fund paid monthly dividends totaling approximately 15 cents a share. This amounted to an income return of 1.03% (2.06% annualized) for those who reinvested dividends as well as those who took their dividends in cash.

Results at a glance
For periods ended February 28, 2011, with distributions reinvested

	Total returns	Average annual total returns
				Lifetime
	1 year	5 years	10 years	(since 10/17/85)

U.S. Government Securities Fund
(Class A shares)	3.74%	5.02%	4.54%	6.47%
Lipper General U.S. Government
Funds Average*	3.90	4.65	4.45	6.32
Citigroup Treasury/Government
Sponsored/Mortgage Index†	3.93	5.89	5.49	7.51

*Source: Lipper. Lipper averages do not include the effect of sales charges, account fees or taxes.
† The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

Bond market overview

The first half of the fund’s current fiscal year, which began September 1, 2010, saw the nation’s economy continue to recover. Gross domestic product climbed 3.1% on an annualized basis for the fourth quarter of 2010, and there has been a slow but steady increase in job creation. With the economic picture improving, investors moved out of Treasuries and other “safe haven” investments, seeking out higher risk and the corresponding returns.

Of the three major sectors in which the fund typically invests, Treasuries saw the worst returns. From October until mid-February, Treasury prices dropped, prompting a rise in yields. (When a bond’s price declines, its yield rises and vice versa.) While part of this can be attributed to investor confidence in riskier assets, the possibility of eventual federal funds rate hikes by the Federal Reserve was another likely factor.

Returns on federal agency mortgage-backed obligations and federal agency bonds and notes fared better during the period. While the housing market remains weak, the mortgages bundled within these agency mortgage-backed obligations are of a higher credit quality than average. And because of the increased difficulty for even high-credit consumers to refinance, these securities have less risk of prepayment, which keeps yields higher for long-term investors. In addition, the vast majority of these instruments has the support and, in some cases, guaranteed backing of the U.S. government.

[Begin Sidebar]
Treasury yield curves at the beginning and end of the six-month period.

Source: Bloomberg
[begin line chart]
	8/31/10	2/28/11

3 mo.	0.127	0.135
6 mo.	0.186	0.160
2 yr.	0.469	0.680
5 yr.	1.331	2.138
10 yr.	2.468	3.427
30 yr.	3.515	4.501
[end line chart]
[End Sidebar]

The yields on intermediate and long-term Treasuries rose the most, as you can see in the yield chart on page 2, while short-term yields were little changed during the six-month period. While this had a negative impact on bond prices during the period, it also allowed the fund to reinvest its income in bonds with a higher yield. Intermediate bonds, in particular, had a good mix of slightly higher yields and less price depreciation.

Inside the portfolio

While the economy’s recovery appears to be on firm footing, the fund’s portfolio counselors still see risks to economic growth ahead. The recent surge in energy costs could put a significant dent in consumer spending, thus weakening GDP figures for the first quarter of the calendar year. The housing market, long a buoy for economic recovery, remains weak and, while job creation has been growing, unemployment remains stubbornly high as of this writing.

Should economic growth continue, the likelihood of a rate increase from the Fed is higher as well. Thus, the portfolio counselors have sought a balance between risk-aversion and optimism.

The fund’s portfolio counselors reduced holdings in the Treasury market and short-term securities, opting to invest more in higher yielding intermediate-term mortgage-backed securities. These mortgage-backed holdings were particularly attractive due to the higher credit quality and lower prepayment risk, as mentioned earlier.

The fund’s overall maturity lengthened somewhat as managers opted for the higher yields on longer duration bonds due to the recent rise in rates. The summary portfolio, beginning on page 5, offers more complete details of the various government securities and sectors held by the fund as of February 28, 2011.

Looking ahead

While there are increased concerns about interest rate hikes and the prospect for inflation, we believe these are not likely to be issues in the short to medium term. The threat of instability in Europe’s bond market, higher oil prices due to unrest in the Middle East, the ongoing debate surrounding the U.S. government budget and the weak housing market remain headwinds for the economy. Furthermore, job growth has remained slow, and although recent signs point to increased job gains, these could be constrained by the other factors mentioned above. While none of these issues is expected to threaten the overall economic recovery, they could limit economic growth in the near term.

As always, we continue to carefully monitor the economic and interest rate environment, as well as the ever-growing volume of federal debt, so we might anticipate impending changes in the bond markets and thus reduce volatility within the portfolio.

A fundamental component of our investment strategy in U.S. Government Securities Fund always has been to maintain a very high-quality portfolio to serve as a hedge against economic uncertainties that could impact other portions of our shareholders’ individual portfolios.

We thank you for your continued confidence and support, and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ John H. Smet

John H. Smet
President

April 12, 2011

For current information about the fund, visit americanfunds.com.

[Begin Sidebar]
The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.
[End Sidebar]

Summary investment portfolio  February 28, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Investment mix by security type	Percent of net assets

Mortgage-backed obligations	44.9%
U.S. Treasury bonds & notes	40.3
Federal agency bonds & notes	9.5
Asset-backed obligations	0.1
Short-term securities & other assets less liabilities	5.2
[end pie chart]

Quality breakdown*

U.S. government obligations†	49.1%
Federal agencies	44.5
Aaa/AAA	0.7
Unrated	0.5
Short-term securities & other assets less liabilities	5.2

*Bond ratings which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody's, Standard & Poor's and/or Fitch as an indication of an issuer's creditworthiness. If agency ratings differ, securities are put in the highest category consistent with fund investment policies. Securities in the "unrated" category above have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with fund investment policies.

†These securities are guaranteed by the full faith and credit of the United States government.

	Principal		Percent
	amount	Value	of net
Bonds & notes - 94.83%	(000)	(000)	assets

Mortgage-backed obligations - 44.88%
Federal agency mortgage-backed obligations (1) - 44.23%
Fannie Mae:
3.50% 2025	$36,875	$37,012
3.00% 2026	119,965	117,040
3.50% 2026	52,250	52,445
5.50% 2038	38,444	41,138
6.00% 2038	38,816	42,258
4.50% 2039	45,392	46,339
3.50% 2040	46,251	43,739
4.00% 2040	50,445	49,813
5.00% 2040	49,190	51,572
4.00% 2041	126,600	124,859
4.00% 2041	45,000	44,437
4.00% 2041	45,000	44,437
5.00% 2041	48,200	50,474
6.00% 2041	35,990	39,111
0%-11.672% 2017-2047 (2)	1,430,728	1,458,265	33.80
Government National Mortgage Assn.:
4.50% 2040	65,253	67,545
3.50%-10.00% 2017-2058 (2)	298,685	312,591	5.73
Freddie Mac:
3.50% 2025	50,734	50,900
0%-11.752% 2014-2040 (2)	186,869	195,464	3.71
Other securities		65,590	.99
		2,935,029	44.23

Commercial mortgage-backed securities (1) - 0.65%
Fannie Mae 4.491%-4.68% 2012-2033 (2)	38,750	40,607	.62
Other securities		2,025	.03
		42,632	.65

Total mortgage-backed obligations		2,977,661	44.88

U.S. Treasury bonds & notes - 40.31%
U.S. Treasury:
4.625% 2011	48,500	49,572
1.00% 2012	88,000	88,678
1.375% 2012	53,575	54,313
1.375% 2012	46,140	46,775
1.125% 2013	50,290	50,644
3.125% 2013	41,000	43,287
1.25% 2014	92,070	92,304
1.75% 2014	107,200	108,992
2.00% 2014 (3)	44,854	48,808
1.625% 2015 (3)	39,656	42,993
2.125% 2015	70,000	70,197
2.375% 2016	52,860	53,382
2.50% 2017	142,750	141,752
4.625% 2017	66,500	74,495
3.50% 2018	109,510	114,460
3.125% 2019	170,380	170,959
3.375% 2019	131,200	133,055
8.125% 2019	51,750	71,425
2.625% 2020	75,500	70,648
3.50% 2020	83,850	85,229
3.625% 2020	64,200	66,123
6.25% 2023	42,450	52,989
7.125% 2023	45,300	60,412
4.25% 2039	63,100	60,734
3.875% 2040	134,250	120,573
4.375% 2040	99,500	97,565
4.625% 2040	153,375	156,898
0%-11.25% 2011-2040 (3)	413,694	447,722	40.31
		2,674,984	40.31

Federal agency bonds & notes - 9.55%
Federal Home Loan Bank:
0.875% 2012	48,750	49,018
1.75% 2012	108,605	110,589
1.625%-3.625% 2013-2014	46,000	47,432	3.12
Fannie Mae:
1.00% 2013	75,250	74,987
1.75%-6.125% 2011-2012	64,450	65,415	2.12
Freddie Mac:
1.125% 2012	69,825	70,481
0.232%-3.00% 2011-2014 (2)	45,750	47,233	1.77
Other securities		168,538	2.54
		633,693	9.55

Asset-backed obligations - 0.09%
Other securities		6,095	.09

Total bonds & notes (cost: $6,234,496,000)		6,292,433	94.83

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.26%	(000)	(000)	assets

Federal Home Loan Bank 0.07%-0.125% due 3/1-4/20/2011	176,900	176,885	2.67
Freddie Mac 0.16%-0.24% due 3/28-8/3/2011	117,800	117,744	1.77
U.S. Treasury Bills 0.18%-0.187% due 5/12-6/16/2011	110,925	110,886	1.67
Fannie Mae 0.155% due 3/9/2011	9,972	9,972	.15

Total short-term securities (cost: $415,449,000)		415,487	6.26

Total investment securities (cost: $6,649,945,000)		6,707,920	101.09
Other assets less liabilities		(72,250)	(1.09)

Net assets		$6,635,670	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,178,000, which represented .06% of the net assets of the fund. Some of these securities (with an aggregate value of $21,408,000, which represented .32% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(2) Coupon rate may change periodically.
(3) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $6,649,945)		$6,707,920
Cash		73
Receivables for:
Sales of investments	193,916
Sales of fund's shares	8,938
Interest	26,017	228,871
		6,936,864
Liabilities:
Payables for:
Purchases of investments	269,898
Repurchases of fund's shares	23,700
Dividends on fund's shares	948
Investment advisory services	1,209
Services provided by related parties	5,165
Trustees' deferred compensation	179
Other	95	301,194
Net assets at February 28, 2011		$6,635,670

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,556,414
Distributions in excess of net investment income		(8,199)
Undistributed net realized gain		29,480
Net unrealized appreciation		57,975
Net assets at February 28, 2011		$6,635,670

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (478,725 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$3,953,443	285,218	$13.86
Class B	190,666	13,755	13.86
Class C	535,365	38,624	13.86
Class F-1	171,699	12,387	13.86
Class F-2	47,627	3,436	13.86
Class 529-A	169,719	12,244	13.86
Class 529-B	17,453	1,259	13.86
Class 529-C	89,077	6,426	13.86
Class 529-E	10,551	761	13.86
Class 529-F-1	10,442	753	13.86
Class R-1	19,064	1,375	13.86
Class R-2	209,092	15,085	13.86
Class R-3	179,688	12,964	13.86
Class R-4	160,066	11,548	13.86
Class R-5	115,655	8,344	13.86
Class R-6	756,063	54,546	13.86

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended February 28, 2011	(dollars in thousands)

Investment income:
Income:
Interest		$90,511

Fees and expenses*:
Investment advisory services	$8,167
Distribution services	12,283
Transfer agent services	2,909
Administrative services	2,080
Reports to shareholders	248
Registration statement and prospectus	206
Trustees' compensation	54
Auditing and legal	8
Custodian	17
Other	236	26,208
Net investment income		64,303

Net realized gain and unrealized depreciation
on investments:
Net realized gain on investments		125,360
Net unrealized depreciation on investments		(329,969)
Net realized gain and unrealized depreciation
on investments		(204,609)
Net decrease in net assets resulting
from operations		$(140,306)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended February 28, 2011*	Year ended August 31, 2010
Operations:
Net investment income	$64,303	$181,908
Net realized gain on investments	125,360	189,646
Net unrealized (depreciation) appreciation on investments	(329,969)	167,369
Net (decrease) increase in net assets resulting from operations	(140,306)	538,923

Dividends and distributions paid or accrued to shareholders from net investment income:
Dividends from net investment income	(72,282)	(186,938)
Distributions from net realized gain on investments	(243,095)	(20,646)
Total dividends and distributions paid or accrued to shareholders	(315,377)	(207,584)

Net capital share transactions	(734,121)	192,730

Total (decrease) increase in net assets	(1,189,804)	524,069

Net assets:
Beginning of period	7,825,474	7,301,405
End of period (including distributions in excess of
net investment income: $(8,199) and $(220), respectively)	$6,635,670	$7,825,474

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
    unaudited

1.	Organization

The American Funds Income Series (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the "fund"). The fund seeks a high level of current income, as well as preservation of capital, by investing primarily in securities guaranteed or sponsored by the United States government. Effective November 1, 2010, the fund reorganized from a Massachusetts business trust to a Delaware statutory trust in accordance with a proposal approved by shareholders on November 24, 2009.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At February 28, 2011, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. These securities are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the techniques and risk analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Neither an investment in the fund nor the fund’s yield is guaranteed by the U.S. government.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006 and by state tax authorities for tax years before 2005.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and paydowns on fixed-income securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2010, the fund had tax basis undistributed ordinary income of $75,897,000 and undistributed long-term capital gains of $75,955,000.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$105,560
Gross unrealized depreciation on investment securities	(49,899)
Net unrealized appreciation on investment securities	55,661
Cost of investment securities	6,652,259

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended February 28, 2011			Year ended August 31, 2010
	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Share class
Class A	$114,664	$80,407	$195,071	$136,697	$-	$136,697
Class B	4,928	4,024	8,952	6,864	-	6,864
Class C	13,409	11,152	24,561	14,166	-	14,166
Class F-1	4,687	3,293	7,980	5,569	-	5,569
Class F-2	1,662	1,136	2,798	1,712	-	1,712
Class 529-A	4,504	3,237	7,741	4,614	-	4,614
Class 529-B	429	361	790	536	-	536
Class 529-C	2,020	1,710	3,730	1,826	-	1,826
Class 529-E	272	207	479	266	-	266
Class 529-F-1	291	197	488	309	-	309
Class R-1	451	381	832	342	-	342
Class R-2	4,908	4,080	8,988	4,809	-	4,809
Class R-3	4,612	3,507	8,119	4,794	-	4,794
Class R-4	4,119	2,916	7,035	4,413	-	4,413
Class R-5	3,338	2,225	5,563	3,108	-	3,108
Class R-6	19,345	12,905	32,250	17,559	-	17,559
Total	$183,639	$131,738	$315,377	$207,584	$-	$207,584

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provided for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2011, the investment advisory services fee was $8,167,000, which was equivalent to an annualized rate of 0.224% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended February 28, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$5,431	$2,776	Not applicable	Not applicable	Not applicable
Class B	1,143	133	Not applicable	Not applicable	Not applicable
Class C	3,076	Included in administrative services	$414	$86	Not applicable
Class F-1	229		111	16	Not applicable
Class F-2	Not applicable		35	3	Not applicable
Class 529-A	192		84	20	$87
Class 529-B	101		10	4	10
Class 529-C	462		45	14	46
Class 529-E	28		5	1	6
Class 529-F-1	-		5	1	6
Class R-1	99		11	5	Not applicable
Class R-2	843		164	300	Not applicable
Class R-3	479		141	91	Not applicable
Class R-4	200		118	4	Not applicable
Class R-5	Not applicable		61	2	Not applicable
Class R-6	Not applicable		173	1	Not applicable
Total	$12,283	$2,909	$1,377	$548	$155

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $54,000, shown on the accompanying financial statements, includes $33,000 in current fees (either paid in cash or deferred) and a net increase of $21,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2011
Class A	$416,100	28,889	$187,445	13,491	$(1,261,082)	(88,471)	$(657,537)	(46,091)
Class B	8,051	557	8,508	613	(78,898)	(5,519)	(62,339)	(4,349)
Class C	67,183	4,649	22,800	1,645	(185,139)	(13,018)	(95,156)	(6,724)
Class F-1	31,805	2,228	7,419	534	(61,954)	(4,314)	(22,730)	(1,552)
Class F-2	12,901	891	2,479	178	(30,325)	(2,136)	(14,945)	(1,067)
Class 529-A	24,782	1,725	7,745	558	(27,330)	(1,929)	5,197	354
Class 529-B	1,294	89	790	57	(6,736)	(470)	(4,652)	(324)
Class 529-C	11,851	825	3,729	269	(15,792)	(1,111)	(212)	(17)
Class 529-E	1,052	73	471	34	(1,831)	(130)	(308)	(23)
Class 529-F-1	1,207	85	488	35	(2,259)	(159)	(564)	(39)
Class R-1	6,156	427	830	60	(7,209)	(505)	(223)	(18)
Class R-2	33,139	2,311	8,981	648	(60,265)	(4,220)	(18,145)	(1,261)
Class R-3	32,897	2,296	8,112	585	(50,434)	(3,541)	(9,425)	(660)
Class R-4	33,955	2,393	7,044	508	(37,618)	(2,637)	3,381	264
Class R-5	27,828	1,935	5,575	401	(44,208)	(3,077)	(10,805)	(741)
Class R-6	179,809	12,589	32,379	2,330	(57,846)	(4,056)	154,342	10,863
Total net increase
(decrease)	$890,010	61,962	$304,795	21,946	$(1,928,926)	(135,293)	$(734,121)	(51,385)

Year ended August 31, 2010
Class A	$1,808,686	126,523	$127,686	8,984	$(1,996,329)	(140,599)	$(59,957)	(5,092)
Class B	55,615	3,888	6,366	449	(163,320)	(11,493)	(101,339)	(7,156)
Class C	263,977	18,490	12,904	909	(321,575)	(22,662)	(44,694)	(3,263)
Class F-1	112,166	7,861	4,900	345	(105,495)	(7,418)	11,571	788
Class F-2	45,955	3,217	1,434	101	(40,311)	(2,842)	7,078	476
Class 529-A	62,917	4,412	4,581	322	(44,639)	(3,135)	22,859	1,599
Class 529-B	4,553	319	533	38	(8,350)	(585)	(3,264)	(228)
Class 529-C	34,653	2,431	1,818	128	(23,798)	(1,671)	12,673	888
Class 529-E	4,663	327	264	19	(2,669)	(187)	2,258	159
Class 529-F-1	5,047	354	306	21	(2,946)	(208)	2,407	167
Class R-1	13,188	926	337	24	(7,930)	(558)	5,595	392
Class R-2	115,027	8,069	4,765	336	(92,598)	(6,512)	27,194	1,893
Class R-3	112,446	7,887	4,738	334	(98,212)	(6,920)	18,972	1,301
Class R-4	84,401	5,917	4,378	308	(87,792)	(6,182)	987	43
Class R-5	133,152	9,342	3,074	216	(58,296)	(4,108)	77,930	5,450
Class R-6	228,826	16,180	17,513	1,231	(33,879)	(2,349)	212,460	15,062
Total net increase
(decrease)	$3,085,272	216,143	$195,597	13,765	$(3,088,139)	(217,429)	$192,730	12,479

(*)Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,801,642,000 and $3,818,412,000, respectively, during the six months ended February 28, 2011.

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 2/28/2011(5)	$14.76	$.14	$(.40)	$(.26)	$(.15)	$(.49)	$(.64)	$13.86	(1.75)%	$3,953	.61	%⁽⁶⁾	.61	%⁽⁶⁾	1.87	%⁽⁶⁾
	Year ended 8/31/2010	14.11	.38	.70	1.08	(.39)	(.04)	(.43)	14.76	7.81	4,891	.62		.62		2.66
	Year ended 8/31/2009	13.56	.42	.57	.99	(.44)	-	(.44)	14.11	7.43	4,745	.64		.63		3.05
	Year ended 8/31/2008	13.35	.54	.22	.76	(.55)	-	(.55)	13.56	5.73	2,602	.77		.74		3.95
	Year ended 8/31/2007	13.32	.59	.03	.62	(.59)	-	(.59)	13.35	4.72	1,758	.79		.76		4.38
	Year ended 8/31/2006	13.72	.52	(.39)	.13	(.53)	-	(.53)	13.32	1.04	1,685	.77		.74		3.89

Class B:	Six months ended 2/28/2011(5)	14.76	.09	(.40)	(.31)	(.10)	(.49)	(.59)	13.86	(2.11)	191	1.36⁽⁶⁾		1.36⁽⁶⁾		1.12⁽⁶⁾
	Year ended 8/31/2010	14.11	.27	.70	.97	(.28)	(.04)	(.32)	14.76	7.00	267	1.38		1.38		1.92
	Year ended 8/31/2009	13.56	.32	.57	.89	(.34)	-	(.34)	14.11	6.64	356	1.39		1.38		2.31
	Year ended 8/31/2008	13.35	.44	.22	.66	(.45)	-	(.45)	13.56	4.99	203	1.46		1.44		3.27
	Year ended 8/31/2007	13.32	.49	.03	.52	(.49)	-	(.49)	13.35	3.99	158	1.51		1.47		3.66
	Year ended 8/31/2006	13.72	.43	(.39)	.04	(.44)	-	(.44)	13.32	.32	169	1.49		1.46		3.17

Class C:	Six months ended 2/28/2011(5)	14.76	.08	(.40)	(.32)	(.09)	(.49)	(.58)	13.86	(2.14)	535	1.41⁽⁶⁾		1.41⁽⁶⁾		1.08⁽⁶⁾
	Year ended 8/31/2010	14.11	.26	.70	.96	(.27)	(.04)	(.31)	14.76	6.95	669	1.43		1.43		1.85
	Year ended 8/31/2009	13.56	.31	.57	.88	(.33)	-	(.33)	14.11	6.59	686	1.43		1.42		2.24
	Year ended 8/31/2008	13.35	.43	.22	.65	(.44)	-	(.44)	13.56	4.95	244	1.50		1.47		3.19
	Year ended 8/31/2007	13.32	.49	.03	.52	(.49)	-	(.49)	13.35	3.94	125	1.55		1.52		3.62
	Year ended 8/31/2006	13.72	.42	(.39)	.03	(.43)	-	(.43)	13.32	.27	109	1.55		1.52		3.11

Class F-1:	Six months ended 2/28/2011(5)	14.76	.14	(.40)	(.26)	(.15)	(.49)	(.64)	13.86	(1.76)	172	.63⁽⁶⁾		.63⁽⁶⁾		1.86⁽⁶⁾
	Year ended 8/31/2010	14.11	.37	.70	1.07	(.38)	(.04)	(.42)	14.76	7.78	206	.65		.65		2.62
	Year ended 8/31/2009	13.56	.42	.57	.99	(.44)	-	(.44)	14.11	7.42	185	.65		.65		3.05
	Year ended 8/31/2008	13.35	.54	.22	.76	(.55)	-	(.55)	13.56	5.79	142	.70		.67		4.01
	Year ended 8/31/2007	13.32	.60	.03	.63	(.60)	-	(.60)	13.35	4.80	99	.72		.69		4.44
	Year ended 8/31/2006	13.72	.53	(.39)	.14	(.54)	-	(.54)	13.32	1.10	76	.71		.68		3.98

Class F-2:	Six months ended 2/28/2011(5)	14.76	.16	(.40)	(.24)	(.17)	(.49)	(.66)	13.86	(1.63)	48	.37⁽⁶⁾		.37⁽⁶⁾		2.10⁽⁶⁾
	Year ended 8/31/2010	14.11	.41	.70	1.11	(.42)	(.04)	(.46)	14.76	8.06	66	.39		.39		2.86
	Year ended 8/31/2009	13.56	.46	.57	1.03	(.48)	-	(.48)	14.11	7.67	57	.41		.41		3.24
	Period from 8/7/2008 to 8/31/2008	13.48	.03	.08	.11	(.03)	-	(.03)	13.56	.85	1	.03		.03		.25

Class 529-A:	Six months ended 2/28/2011(5)	14.76	.13	(.40)	(.27)	(.14)	(.49)	(.63)	13.86	(1.79)	170	.69⁽⁶⁾		.69⁽⁶⁾		1.81⁽⁶⁾
	Year ended 8/31/2010	14.11	.37	.70	1.07	(.38)	(.04)	(.42)	14.76	7.73	175	.70		.70		2.57
	Year ended 8/31/2009	13.56	.42	.57	.99	(.44)	-	(.44)	14.11	7.37	145	.70		.69		2.99
	Year ended 8/31/2008	13.35	.53	.22	.75	(.54)	-	(.54)	13.56	5.70	68	.79		.76		3.93
	Year ended 8/31/2007	13.32	.58	.03	.61	(.58)	-	(.58)	13.35	4.66	44	.84		.81		4.33
	Year ended 8/31/2006	13.72	.52	(.39)	.13	(.53)	-	(.53)	13.32	1.00	39	.81		.78		3.86

Class 529-B:	Six months ended 2/28/2011(5)	14.76	.08	(.40)	(.32)	(.09)	(.49)	(.58)	13.86	(2.17)	17	1.47⁽⁶⁾		1.47⁽⁶⁾		1.00⁽⁶⁾
	Year ended 8/31/2010	14.11	.25	.70	.95	(.26)	(.04)	(.30)	14.76	6.87	23	1.50		1.50		1.79
	Year ended 8/31/2009	13.56	.30	.57	.87	(.32)	-	(.32)	14.11	6.51	25	1.51		1.50		2.19
	Year ended 8/31/2008	13.35	.42	.22	.64	(.43)	-	(.43)	13.56	4.85	16	1.60		1.57		3.14
	Year ended 8/31/2007	13.32	.48	.03	.51	(.48)	-	(.48)	13.35	3.85	13	1.64		1.60		3.53
	Year ended 8/31/2006	13.72	.41	(.39)	.02	(.42)	-	(.42)	13.32	.19	13	1.63		1.60		3.03

Class 529-C:	Six months ended 2/28/2011(5)	14.76	.08	(.40)	(.32)	(.09)	(.49)	(.58)	13.86	(2.17)	89	1.47⁽⁶⁾		1.47⁽⁶⁾		1.02⁽⁶⁾
	Year ended 8/31/2010	14.11	.25	.70	.95	(.26)	(.04)	(.30)	14.76	6.87	95	1.49		1.49		1.78
	Year ended 8/31/2009	13.56	.31	.57	.88	(.33)	-	(.33)	14.11	6.52	78	1.50		1.49		2.19
	Year ended 8/31/2008	13.35	.42	.22	.64	(.43)	-	(.43)	13.56	4.87	40	1.58		1.55		3.14
	Year ended 8/31/2007	13.32	.48	.03	.51	(.48)	-	(.48)	13.35	3.86	27	1.63		1.60		3.54
	Year ended 8/31/2006	13.72	.41	(.39)	.02	(.42)	-	(.42)	13.32	.20	24	1.62		1.59		3.06

Class 529-E:	Six months ended 2/28/2011(5)	$14.76	$.11	$(.40)	$(.29)	$(.12)	$(.49)	$(.61)	$13.86	(1.92)%	$11	.96	%⁽⁶⁾	.96	%⁽⁶⁾	1.53	%⁽⁶⁾
	Year ended 8/31/2010	14.11	.33	.70	1.03	(.34)	(.04)	(.38)	14.76	7.42	12	.98		.98		2.28
	Year ended 8/31/2009	13.56	.38	.57	.95	(.40)	-	(.40)	14.11	7.07	9	.99		.98		2.71
	Year ended 8/31/2008	13.35	.49	.22	.71	(.50)	-	(.50)	13.56	5.40	5	1.07		1.04		3.66
	Year ended 8/31/2007	13.32	.54	.03	.57	(.54)	-	(.54)	13.35	4.38	4	1.12		1.09		4.05
	Year ended 8/31/2006	13.72	.48	(.39)	.09	(.49)	-	(.49)	13.32	.73	3	1.09		1.06		3.60

Class 529-F-1:	Six months ended 2/28/2011(5)	14.76	.15	(.40)	(.25)	(.16)	(.49)	(.65)	13.86	(1.68)	10	.47⁽⁶⁾		.47⁽⁶⁾		2.02⁽⁶⁾
	Year ended 8/31/2010	14.11	.40	.70	1.10	(.41)	(.04)	(.45)	14.76	7.95	12	.49		.49		2.78
	Year ended 8/31/2009	13.56	.45	.57	1.02	(.47)	-	(.47)	14.11	7.59	9	.50		.49		3.21
	Year ended 8/31/2008	13.35	.56	.22	.78	(.57)	-	(.57)	13.56	5.93	5	.57		.54		4.15
	Year ended 8/31/2007	13.32	.61	.03	.64	(.61)	-	(.61)	13.35	4.90	3	.62		.59		4.56
	Year ended 8/31/2006	13.72	.54	(.39)	.15	(.55)	-	(.55)	13.32	1.20	2	.60		.57		4.09

Class R-1:	Six months ended 2/28/2011(5)	14.76	.08	(.40)	(.32)	(.09)	(.49)	(.58)	13.86	(2.13)	19	1.41⁽⁶⁾		1.41⁽⁶⁾		1.08⁽⁶⁾
	Year ended 8/31/2010	14.11	.26	.70	.96	(.27)	(.04)	(.31)	14.76	6.94	21	1.44		1.44		1.81
	Year ended 8/31/2009	13.56	.31	.57	.88	(.33)	-	(.33)	14.11	6.57	14	1.45		1.45		2.24
	Year ended 8/31/2008	13.35	.43	.22	.65	(.44)	-	(.44)	13.56	4.89	9	1.56		1.53		3.16
	Year ended 8/31/2007	13.32	.48	.03	.51	(.48)	-	(.48)	13.35	3.89	5	1.65		1.57		3.57
	Year ended 8/31/2006	13.72	.42	(.39)	.03	(.43)	-	(.43)	13.32	.30	4	1.63		1.49		3.17

Class R-2:	Six months ended 2/28/2011(5)	14.76	.08	(.40)	(.32)	(.09)	(.49)	(.58)	13.86	(2.13)	209	1.40⁽⁶⁾		1.40⁽⁶⁾		1.08⁽⁶⁾
	Year ended 8/31/2010	14.11	.26	.70	.96	(.27)	(.04)	(.31)	14.76	6.95	241	1.45		1.43		1.85
	Year ended 8/31/2009	13.56	.31	.57	.88	(.33)	-	(.33)	14.11	6.58	204	1.49		1.44		2.26
	Year ended 8/31/2008	13.35	.44	.22	.66	(.45)	-	(.45)	13.56	4.97	136	1.61		1.46		3.24
	Year ended 8/31/2007	13.32	.49	.03	.52	(.49)	-	(.49)	13.35	3.98	103	1.73		1.48		3.66
	Year ended 8/31/2006	13.72	.43	(.39)	.04	(.44)	-	(.44)	13.32	.32	94	1.93		1.47		3.18

Class R-3:	Six months ended 2/28/2011(5)	14.76	.11	(.40)	(.29)	(.12)	(.49)	(.61)	13.86	(1.93)	180	.98⁽⁶⁾		.98⁽⁶⁾		1.51⁽⁶⁾
	Year ended 8/31/2010	14.11	.32	.70	1.02	(.33)	(.04)	(.37)	14.76	7.39	201	1.01		1.01		2.26
	Year ended 8/31/2009	13.56	.37	.57	.94	(.39)	-	(.39)	14.11	7.02	174	1.03		1.02		2.68
	Year ended 8/31/2008	13.35	.49	.22	.71	(.50)	-	(.50)	13.56	5.40	118	1.07		1.04		3.67
	Year ended 8/31/2007	13.32	.54	.03	.57	(.54)	-	(.54)	13.35	4.39	88	1.11		1.08		4.05
	Year ended 8/31/2006	13.72	.48	(.39)	.09	(.49)	-	(.49)	13.32	.69	107	1.20		1.09		3.56

Class R-4:	Six months ended 2/28/2011(5)	14.76	.14	(.40)	(.26)	(.15)	(.49)	(.64)	13.86	(1.77)	160	.64⁽⁶⁾		.64⁽⁶⁾		1.85⁽⁶⁾
	Year ended 8/31/2010	14.11	.37	.70	1.07	(.38)	(.04)	(.42)	14.76	7.76	167	.67		.67		2.61
	Year ended 8/31/2009	13.56	.42	.57	.99	(.44)	-	(.44)	14.11	7.39	159	.69		.68		3.02
	Year ended 8/31/2008	13.35	.54	.22	.76	(.55)	-	(.55)	13.56	5.77	91	.72		.69		4.02
	Year ended 8/31/2007	13.32	.59	.03	.62	(.59)	-	(.59)	13.35	4.79	75	.72		.69		4.50
	Year ended 8/31/2006	13.72	.53	(.39)	.14	(.54)	-	(.54)	13.32	1.06	21	.75		.72		3.96

Class R-5:	Six months ended 2/28/2011(5)	14.76	.16	(.40)	(.24)	(.17)	(.49)	(.66)	13.86	(1.61)	116	.34⁽⁶⁾		.34⁽⁶⁾		2.14⁽⁶⁾
	Year ended 8/31/2010	14.11	.41	.70	1.11	(.42)	(.04)	(.46)	14.76	8.09	134	.36		.36		2.86
	Year ended 8/31/2009	13.56	.46	.57	1.03	(.48)	-	(.48)	14.11	7.71	51	.38		.37		3.37
	Year ended 8/31/2008	13.35	.58	.22	.80	(.59)	-	(.59)	13.56	6.10	281	.41		.38		4.26
	Year ended 8/31/2007	13.32	.63	.03	.66	(.63)	-	(.63)	13.35	5.07	68	.45		.41		4.79
	Year ended 8/31/2006	13.72	.56	(.39)	.17	(.57)	-	(.57)	13.32	1.36	10	.45		.42		4.24

Class R-6:	Six months ended 2/28/2011(5)	14.76	.16	(.40)	(.24)	(.17)	(.49)	(.66)	13.86	(1.59)	756	.29⁽⁶⁾		.29⁽⁶⁾		2.21⁽⁶⁾
	Year ended 8/31/2010	14.11	.42	.70	1.12	(.43)	(.04)	(.47)	14.76	8.14	645	.31		.31		2.94
	Period from 5/1/2009 to 8/31/2009	14.07	.15	.05	.20	(.16)	-	(.16)	14.11	1.41	404	.11		.11		1.10

	Six months ended February 28,	Year ended August 31
	2011(5)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	95%	95%	166%	92%	110%	146%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2010, through February 28, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2010	Ending account value 2/28/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$982.54	$3.00	.61%
Class A -- assumed 5% return	1,000.00	1,021.77	3.06	.61
Class B -- actual return	1,000.00	978.89	6.67	1.36
Class B -- assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class C -- actual return	1,000.00	978.64	6.92	1.41
Class C -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class F-1 -- actual return	1,000.00	982.42	3.10	.63
Class F-1 -- assumed 5% return	1,000.00	1,021.67	3.16	.63
Class F-2 -- actual return	1,000.00	983.71	1.82	.37
Class F-2 -- assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-A -- actual return	1,000.00	982.15	3.39	.69
Class 529-A -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-B -- actual return	1,000.00	978.32	7.21	1.47
Class 529-B -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-C -- actual return	1,000.00	978.34	7.21	1.47
Class 529-C -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-E -- actual return	1,000.00	980.82	4.71	.96
Class 529-E -- assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 529-F-1 -- actual return	1,000.00	983.24	2.31	.47
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-1 -- actual return	1,000.00	978.67	6.92	1.41
Class R-1 -- assumed 5% return	1,000.00	1,017.80	7.05	1.41
Class R-2 -- actual return	1,000.00	978.65	6.87	1.40
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-3 -- actual return	1,000.00	980.68	4.81	.98
Class R-3 -- assumed 5% return	1,000.00	1,019.93	4.91	.98
Class R-4 -- actual return	1,000.00	982.34	3.15	.64
Class R-4 -- assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5 -- actual return	1,000.00	983.85	1.67	.34
Class R-5 -- assumed 5% return	1,000.00	1,023.11	1.71	.34
Class R-6 -- actual return	1,000.00	984.09	1.43	.29
Class R-6 -- assumed 5% return	1,000.00	1,023.36	1.45	.29

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2011 (the most recent calendar quarter-end):
			10 years1/
	1 year	5 years	Life of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–1.34%	4.13%	3.91%
Not reflecting CDSC	3.58	4.47	3.91

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	2.55	4.42	3.68
Not reflecting CDSC	3.53	4.42	3.68

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	4.34	5.25	4.50

Class F-2 shares3 — first sold 8/7/08
Not reflecting annual asset-based fee charged
by sponsoring firm	4.61	—	5.60

Class 529-A shares4 — first sold 2/20/02
Reflecting 3.75% maximum sales charge	0.36	4.36	3.88
Not reflecting maximum sales charge	4.29	5.17	4.32

Class 529-B shares2,4 — first sold 2/20/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–1.46	4.00	3.55
Not reflecting CDSC	3.47	4.34	3.55

Class 529-C shares4 — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	2.49	4.35	3.46
Not reflecting CDSC	3.47	4.35	3.46

Class 529-E shares3,4 — first sold 3/7/02	4.00	4.87	4.13

Class 529-F-1 shares3,4 — first sold 10/11/02
Not reflecting annual asset-based fee charged
by sponsoring firm	4.51	5.39	4.04

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 22 to 25 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive, Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2011, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
>U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit No. MFGESR-922-0411P

Litho in USA DD/ACME/8085-S26164

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

U.S. Government Securities FundSM
Investment portfolio

February 28, 2011
unaudited

Bonds & notes — 94.83%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 44.88%
Federal agency mortgage-backed obligations1 — 44.23%
Fannie Mae 3.309% 2017	$4,196	$4,193
Fannie Mae 10.50% 2018	829	973
Fannie Mae 6.00% 2021	174	190
Fannie Mae 4.50% 2023	8,088	8,487
Fannie Mae 5.50% 2023	19,728	21,334
Fannie Mae 4.00% 2024	18,916	19,475
Fannie Mae 4.00% 2024	13,722	14,127
Fannie Mae 4.00% 2024	4,613	4,749
Fannie Mae 6.00% 2024	1,995	2,186
Fannie Mae 3.00% 2025	15,404	15,017
Fannie Mae 3.00% 2025	1,350	1,316
Fannie Mae 3.00% 2025	989	964
Fannie Mae 3.50% 2025	36,875	37,012
Fannie Mae 3.50% 2025	34,136	34,260
Fannie Mae 3.50% 2025	20,974	21,052
Fannie Mae 3.50% 2025	20,845	20,923
Fannie Mae 3.50% 2025	20,805	20,883
Fannie Mae 3.50% 2025	19,875	19,949
Fannie Mae 3.50% 2025	19,665	19,738
Fannie Mae 3.50% 2025	16,897	16,960
Fannie Mae 3.50% 2025	15,184	15,241
Fannie Mae 3.50% 2025	10,029	10,067
Fannie Mae 3.50% 2025	9,904	9,941
Fannie Mae 3.50% 2025	7,849	7,879
Fannie Mae 3.50% 2025	6,879	6,905
Fannie Mae 3.50% 2025	6,873	6,899
Fannie Mae 3.50% 2025	6,867	6,893
Fannie Mae 3.50% 2025	6,472	6,496
Fannie Mae 3.50% 2025	5,868	5,890
Fannie Mae 3.50% 2025	5,807	5,828
Fannie Mae 3.50% 2025	4,913	4,932
Fannie Mae 3.50% 2025	3,944	3,959
Fannie Mae 3.50% 2025	3,924	3,939
Fannie Mae 3.50% 2025	3,918	3,933
Fannie Mae 3.50% 2025	3,119	3,131
Fannie Mae 3.50% 2025	2,946	2,957
Fannie Mae 3.50% 2025	1,963	1,970
Fannie Mae 3.50% 2025	1,937	1,945
Fannie Mae 3.50% 2025	1,895	1,902
Fannie Mae 3.50% 2025	1,729	1,735
Fannie Mae 3.50% 2025	984	988
Fannie Mae 3.50% 2025	983	987
Fannie Mae 3.50% 2025	983	986
Fannie Mae 3.50% 2025	981	985
Fannie Mae 3.50% 2025	978	982
Fannie Mae 3.50% 2025	580	582
Fannie Mae 3.50% 2025	529	531
Fannie Mae 3.50% 2025	284	285
Fannie Mae 3.50% 2025	96	97
Fannie Mae 3.50% 2025	81	81
Fannie Mae 4.00% 2025	8,753	9,011
Fannie Mae 10.842% 20252	1,835	2,144
Fannie Mae 3.00% 2026	119,965	117,040
Fannie Mae 3.00% 2026	28,952	28,221
Fannie Mae 3.00% 2026	20,584	20,066
Fannie Mae 3.00% 2026	15,960	15,571
Fannie Mae 3.00% 2026	13,000	12,673
Fannie Mae 3.00% 2026	10,386	10,125
Fannie Mae 3.00% 2026	10,384	10,123
Fannie Mae 3.00% 2026	7,177	6,995
Fannie Mae 3.00% 2026	6,734	6,565
Fannie Mae 3.00% 2026	2,661	2,596
Fannie Mae 3.00% 2026	2,654	2,589
Fannie Mae 3.00% 2026	1,279	1,246
Fannie Mae 3.00% 2026	1,089	1,061
Fannie Mae 3.00% 2026	900	878
Fannie Mae 3.00% 2026	835	815
Fannie Mae 3.00% 2026	100	98
Fannie Mae 3.50% 2026	52,250	52,445
Fannie Mae 3.50% 2026	33,815	33,941
Fannie Mae 3.50% 2026	18,751	18,821
Fannie Mae 3.50% 2026	16,516	16,576
Fannie Mae 3.50% 2026	7,963	7,993
Fannie Mae 3.50% 2026	4,454	4,471
Fannie Mae 6.00% 2026	113	124
Fannie Mae 6.00% 2027	8,069	8,815
Fannie Mae 6.50% 2027	7,794	8,744
Fannie Mae 6.50% 2027	4,073	4,569
Fannie Mae 6.50% 2027	3,359	3,768
Fannie Mae 5.00% 2028	4,353	4,582
Fannie Mae 6.00% 2028	5,782	6,298
Fannie Mae 6.00% 2028	3,266	3,557
Fannie Mae 6.00% 2028	1,209	1,317
Fannie Mae 4.00% 2029	15,960	16,080
Fannie Mae 8.00% 2031	1,758	2,004
Fannie Mae 2.418% 20332	1,127	1,175
Fannie Mae 5.50% 2033	7,508	8,078
Fannie Mae 2.699% 20352	973	1,020
Fannie Mae 6.50% 2035	25,282	28,532
Fannie Mae 5.406% 20362	2,960	3,158
Fannie Mae 5.50% 2036	146	157
Fannie Mae 5.534% 20362	4,080	4,361
Fannie Mae 6.00% 2036	5,413	5,908
Fannie Mae 5.363% 20372	4,105	4,340
Fannie Mae 5.50% 2037	25,205	26,999
Fannie Mae 5.50% 2037	16,690	17,916
Fannie Mae 5.50% 2037	1,926	2,059
Fannie Mae 5.52% 20372	1,354	1,427
Fannie Mae 6.00% 2037	5,161	5,619
Fannie Mae 6.00% 2037	5,023	5,468
Fannie Mae 6.00% 2037	1,103	1,204
Fannie Mae 6.00% 2037	838	914
Fannie Mae 6.00% 2037	701	763
Fannie Mae 6.00% 2037	644	703
Fannie Mae 6.50% 2037	4,119	4,592
Fannie Mae 6.50% 2037	2,761	3,086
Fannie Mae 6.50% 2037	2,610	2,877
Fannie Mae 6.50% 2037	2,415	2,662
Fannie Mae 6.50% 2037	946	1,043
Fannie Mae 7.00% 2037	3,264	3,627
Fannie Mae 7.00% 2037	3,063	3,403
Fannie Mae 7.00% 2037	1,660	1,844
Fannie Mae 7.00% 2037	162	180
Fannie Mae 7.50% 2037	322	357
Fannie Mae 5.50% 2038	38,444	41,138
Fannie Mae 5.50% 2038	18,389	19,693
Fannie Mae 5.50% 2038	12,677	13,565
Fannie Mae 5.50% 2038	11,698	12,518
Fannie Mae 5.50% 2038	8,535	9,142
Fannie Mae 5.50% 2038	8,137	8,707
Fannie Mae 5.50% 2038	7,506	8,032
Fannie Mae 5.50% 2038	6,381	6,829
Fannie Mae 5.50% 20382	5,507	5,840
Fannie Mae 6.00% 2038	38,816	42,258
Fannie Mae 6.00% 2038	12,716	13,844
Fannie Mae 6.00% 2038	7,426	8,068
Fannie Mae 6.00% 2038	5,091	5,542
Fannie Mae 6.00% 2038	4,970	5,411
Fannie Mae 6.00% 2038	2,827	3,077
Fannie Mae 6.00% 2038	2,594	2,823
Fannie Mae 6.00% 2038	2,443	2,626
Fannie Mae 6.00% 2038	2,002	2,180
Fannie Mae 6.00% 2038	1,461	1,590
Fannie Mae 6.50% 2038	6,938	7,754
Fannie Mae 6.50% 2038	6,259	6,995
Fannie Mae 7.00% 2038	4,539	5,043
Fannie Mae 3.58% 20392	6,650	6,876
Fannie Mae 3.777% 20392	1,852	1,935
Fannie Mae 4.50% 2039	45,392	46,339
Fannie Mae 6.00% 2039	12,596	13,699
Fannie Mae 6.00% 2039	11,776	12,801
Fannie Mae 6.00% 2039	2,987	3,252
Fannie Mae 3.147% 20402	3,841	3,931
Fannie Mae 3.50% 2040	46,251	43,739
Fannie Mae 3.50% 2040	37,679	35,633
Fannie Mae 3.50% 2040	28,681	27,123
Fannie Mae 3.50% 2040	17,137	16,206
Fannie Mae 3.50% 2040	4,611	4,361
Fannie Mae 4.00% 2040	50,445	49,813
Fannie Mae 4.00% 2040	37,000	36,537
Fannie Mae 4.00% 2040	36,000	35,549
Fannie Mae 4.00% 2040	30,450	30,069
Fannie Mae 4.00% 2040	23,404	23,111
Fannie Mae 4.00% 2040	19,520	19,275
Fannie Mae 4.00% 2040	17,447	17,228
Fannie Mae 4.00% 2040	8,548	8,447
Fannie Mae 4.00% 2040	6,236	6,157
Fannie Mae 4.00% 2040	6,000	5,925
Fannie Mae 4.00% 2040	1,194	1,180
Fannie Mae 4.50% 2040	21,581	22,031
Fannie Mae 5.00% 2040	49,190	51,572
Fannie Mae 3.50% 2041	26,952	25,489
Fannie Mae 3.50% 2041	20,231	19,132
Fannie Mae 4.00% 2041	126,600	124,859
Fannie Mae 4.00% 2041	45,000	44,437
Fannie Mae 4.00% 2041	45,000	44,437
Fannie Mae 4.00% 2041	31,369	30,976
Fannie Mae 4.00% 2041	4,692	4,636
Fannie Mae 4.00% 2041	4,134	4,082
Fannie Mae 4.00% 2041	2,995	2,959
Fannie Mae 5.00% 2041	48,200	50,474
Fannie Mae 5.50% 2041	25,500	27,257
Fannie Mae 6.00% 2041	35,990	39,111
Fannie Mae 6.50% 2041	5,750	6,419
Fannie Mae 6.355% 20472	540	578
Fannie Mae 6.516% 20472	2,807	3,001
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,916	1,985
Fannie Mae, Series 2001-4, Class NA, 11.672% 20252	982	1,092
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	829	908
Fannie Mae, Series 2001-20, Class E, 9.619% 20312	43	49
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	7,358	7,763
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	12,497	13,494
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	4,287	3,699
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036	3,572	2,942
Fannie Mae, Series 2006-65, Class PF, 0.542% 20362	4,760	4,729
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	786	863
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	5,119	5,451
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	3,382	3,678
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	22,472	24,074
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 20392	690	773
Government National Mortgage Assn. 5.50% 2017	1,202	1,301
Government National Mortgage Assn. 10.00% 2019	483	557
Government National Mortgage Assn. 10.00% 2021	186	218
Government National Mortgage Assn. 3.50% 2025	12,339	12,537
Government National Mortgage Assn. 3.50% 2025	2,437	2,481
Government National Mortgage Assn. 3.50% 2025	861	876
Government National Mortgage Assn. 5.50% 2038	4,316	4,679
Government National Mortgage Assn. 6.00% 2038	3,902	4,311
Government National Mortgage Assn. 6.00% 2038	3,515	3,873
Government National Mortgage Assn. 6.50% 2038	17,513	19,582
Government National Mortgage Assn. 3.50% 20392	8,381	8,625
Government National Mortgage Assn. 4.00% 2039	4,357	4,372
Government National Mortgage Assn. 4.00% 2039	3,712	3,725
Government National Mortgage Assn. 4.50% 2039	14,560	15,078
Government National Mortgage Assn. 4.50% 2039	9,473	9,810
Government National Mortgage Assn. 5.00% 2039	9,706	10,329
Government National Mortgage Assn. 4.00% 2040	20,557	20,627
Government National Mortgage Assn. 4.00% 2040	4,978	4,996
Government National Mortgage Assn. 4.00% 2040	4,878	4,895
Government National Mortgage Assn. 4.00% 2040	3,705	3,718
Government National Mortgage Assn. 4.00% 2040	1,897	1,903
Government National Mortgage Assn. 4.50% 2040	65,253	67,545
Government National Mortgage Assn. 4.50% 2040	28,325	29,320
Government National Mortgage Assn. 4.50% 2040	18,964	19,633
Government National Mortgage Assn. 4.50% 2040	7,506	7,771
Government National Mortgage Assn. 4.50% 2040	4,777	4,945
Government National Mortgage Assn. 5.00% 2040	23,201	24,704
Government National Mortgage Assn. 5.00% 2040	6,214	6,613
Government National Mortgage Assn. 5.00% 2040	3,393	3,611
Government National Mortgage Assn. 5.00% 2040	2,235	2,380
Government National Mortgage Assn. 5.00% 2040	1,860	1,980
Government National Mortgage Assn. 3.50% 2041	8,736	8,335
Government National Mortgage Assn. 5.922% 2058	17,023	18,521
Government National Mortgage Assn. 6.172% 2058	645	697
Government National Mortgage Assn. 6.22% 2058	8,489	9,223
Government National Mortgage Assn., Series 2004-19, 5.00% 2031	10,044	10,249
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032	10,000	10,658
Government National Mortgage Assn., Series 2003-46, 5.00% 2033	10,000	10,744
Government National Mortgage Assn., Series 2003, 6.116% 2058	4,315	4,714
Freddie Mac 4.50% 2024	4,000	4,194
Freddie Mac 3.50% 2025	50,734	50,900
Freddie Mac 3.50% 2025	22,594	22,668
Freddie Mac 10.00% 2025	691	799
Freddie Mac 4.50% 2026	13,000	13,646
Freddie Mac 5.50% 2026	16,500	17,771
Freddie Mac 6.00% 2026	4,691	5,123
Freddie Mac 6.00% 2027	9,536	10,412
Freddie Mac 2.71% 20352	4,418	4,629
Freddie Mac 5.846% 20362	7,859	8,401
Freddie Mac 5.929% 20372	669	709
Freddie Mac 6.50% 2037	1,860	2,049
Freddie Mac 6.50% 2037	720	793
Freddie Mac 4.817% 20382	2,914	3,102
Freddie Mac 5.184% 20382	3,038	3,248
Freddie Mac 5.50% 2038	2,522	2,706
Freddie Mac 6.00% 2038	22,278	24,349
Freddie Mac 6.00% 2038	5,657	6,186
Freddie Mac 3.152% 20402	4,591	4,687
Freddie Mac, Series K003, Class A2, 3.607% 2014	6,125	6,380
Freddie Mac, Series 2356, Class GD, 6.00% 2016	2,225	2,398
Freddie Mac, Series K701, Class A2, 3.882% 2017	3,350	3,427
Freddie Mac, Series K009, Class A1, 2.757% 2020	1,983	1,962
Freddie Mac, Series K010, Class A1, 3.32% 20202	3,775	3,808
Freddie Mac, Series 2289, Class NA, 11.752% 20202	495	563
Freddie Mac, Series 2289, Class NB, 11.159% 20222	141	157
Freddie Mac, Series 1567, Class A, 0.713% 20232	39	39
Freddie Mac, Series 2626, Class NG, 3.50% 2023	805	826
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,000	1,101
Freddie Mac, Series 2153, Class GG, 6.00% 2029	1,866	2,028
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,947	3,221
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	6,676	5,890
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,230	2,784
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,985	1,700
Freddie Mac, Series 3156, Class PF, 0.516% 20362	7,929	7,865
Freddie Mac, Series 3257, Class PA, 5.50% 2036	3,880	4,151
Freddie Mac, Series 3233, Class PA, 6.00% 2036	4,777	5,157
Freddie Mac, Series 3272, Class PA, 6.00% 2037	6,103	6,535
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032	27,529	29,939
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	8,090	8,483
FDIC Structured Sale Guaranteed Notes, Series 2010-L1A, Class A-1, 0% 20113	2,550	2,541
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20193	16,356	16,569
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.81% 20482,3	2,295	2,298
NGN, Series 2010-R2, Class 1A, 0.633% 20172	1,581	1,582
NGN, Series 2011-R3, Class 1A, 0.672% 20202,4	2,750	2,750
NGN, Series 2011-R1, Class 1A, 0.713% 20202,4	1,426	1,428
		2,935,029

Commercial mortgage-backed securities1 — 0.65%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	27,750	29,319
Fannie Mae, Series 2003-M2, Class D, 4.68% 20332	11,000	11,288
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	1,238	1,240
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	786	785
		42,632

Total mortgage-backed obligations		2,977,661

U.S. TREASURY BONDS & NOTES — 40.31%
U.S. Treasury 0.875% 2011	34,500	34,541
U.S. Treasury 4.625% 2011	48,500	49,572
U.S. Treasury 4.875% 2011	27,250	27,463
U.S. Treasury 5.00% 2011	4,300	4,396
U.S. Treasury 1.00% 2012	88,000	88,678
U.S. Treasury 1.125% 2012	11,100	11,203
U.S. Treasury 1.375% 2012	53,575	54,313
U.S. Treasury 1.375% 2012	46,140	46,775
U.S. Treasury 1.875% 2012	500	510
U.S. Treasury 2.00% 20125	16,525	17,281
U.S. Treasury 4.875% 2012	21,240	22,172
U.S. Treasury 1.125% 2013	50,290	50,644
U.S. Treasury 1.375% 2013	6,280	6,367
U.S. Treasury 1.375% 2013	3,900	3,954
U.S. Treasury 2.75% 2013	3,300	3,453
U.S. Treasury 3.125% 2013	41,000	43,287
U.S. Treasury 1.25% 2014	92,070	92,304
U.S. Treasury 1.75% 2014	107,200	108,992
U.S. Treasury 2.00% 20145	44,854	48,808
U.S. Treasury 2.375% 2014	33,750	34,830
U.S. Treasury 2.625% 2014	25,000	26,057
U.S. Treasury 2.625% 2014	17,825	18,576
U.S. Treasury 1.75% 2015	3,400	3,384
U.S. Treasury 1.625% 20155	39,656	42,993
U.S. Treasury 2.125% 2015	70,000	70,197
U.S. Treasury 4.00% 2015	10,225	11,168
U.S. Treasury 11.25% 2015	6,500	8,915
U.S. Treasury 2.375% 2016	52,860	53,382
U.S. Treasury 4.50% 2016	24,100	26,850
U.S. Treasury 5.125% 2016	3,000	3,436
U.S. Treasury 7.50% 2016	1,600	2,040
U.S. Treasury 2.50% 2017	142,750	141,752
U.S. Treasury 4.625% 2017	66,500	74,495
U.S. Treasury 8.875% 2017	24,150	33,241
U.S. Treasury 3.50% 2018	109,510	114,460
U.S. Treasury 2.125% 20195	18,374	20,507
U.S. Treasury 2.75% 2019	4,600	4,510
U.S. Treasury 3.125% 2019	170,380	170,959
U.S. Treasury 3.375% 2019	131,200	133,055
U.S. Treasury 8.125% 2019	51,750	71,425
U.S. Treasury 2.625% 2020	75,500	70,648
U.S. Treasury 3.50% 2020	83,850	85,229
U.S. Treasury 3.625% 2020	64,200	66,123
U.S. Treasury 8.50% 2020	200	284
U.S. Treasury 8.75% 2020	24,050	34,848
U.S. Treasury 7.875% 2021	6,500	9,002
U.S. Treasury 8.00% 2021	300	421
U.S. Treasury 6.25% 2023	42,450	52,989
U.S. Treasury 7.125% 2023	45,300	60,412
U.S. Treasury 6.875% 2025	1,700	2,251
U.S. Treasury 7.625% 2025	1,400	1,967
U.S. Treasury 6.00% 2026	200	245
U.S. Treasury 4.50% 2036	20,000	20,272
U.S. Treasury 4.50% 2038	3,700	3,726
U.S. Treasury 4.25% 2039	63,100	60,734
U.S. Treasury 4.50% 2039	24,925	25,001
U.S. Treasury 3.875% 2040	134,250	120,573
U.S. Treasury 4.25% 2040	11,300	10,842
U.S. Treasury 4.375% 2040	99,500	97,565
U.S. Treasury 4.625% 2040	153,375	156,898
U.S. Treasury Principal Strip 0% 2019	18,000	14,009
		2,674,984

FEDERAL AGENCY BONDS & NOTES — 9.55%
Federal Home Loan Bank 0.875% 2012	48,750	49,018
Federal Home Loan Bank 1.75% 2012	108,605	110,589
Federal Home Loan Bank 1.625% 2013	19,500	19,815
Federal Home Loan Bank 3.625% 2013	10,000	10,633
Federal Home Loan Bank 2.375% 2014	16,500	16,984
Fannie Mae 1.75% 2011	29,450	29,482
Fannie Mae 3.625% 2011	10,000	10,157
Fannie Mae 6.00% 2011	15,000	15,187
Fannie Mae 6.125% 2012	10,000	10,589
Fannie Mae 1.00% 2013	75,250	74,987
Freddie Mac 0.232% 20112	10,000	10,004
Freddie Mac 1.125% 2012	69,825	70,481
Freddie Mac 2.50% 2014	13,000	13,418
Freddie Mac 3.00% 2014	22,750	23,811
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	10,000	10,179
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.25% 2012	17,500	17,844
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	20,564
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	5,615
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,192
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	12,450	12,784
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	20,500	21,017
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	15,000	15,353
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 20161	3,980	4,282
Small Business Administration, Series 2001-20K, 5.34% 20211	1,549	1,656
Small Business Administration, Series 2001-20J, 5.76% 20211	778	837
Small Business Administration, Series 2001-20F, 6.44% 20211	2,379	2,590
Small Business Administration, Series 2003-20B, 4.84% 20231	5,627	5,959
Tennessee Valley Authority, Series A, 3.875% 2021	4,200	4,227
Tennessee Valley Authority 5.25% 2039	9,250	9,674
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	10,000	10,208
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 2.25% 2012	10,000	10,195
Federal Agricultural Mortgage Corp. 5.125% 2011	3,500	3,514
Western Corp. 1.75% 2012	2,800	2,848
		633,693

ASSET-BACKED OBLIGATIONS1 — 0.09%
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	1,901	1,947
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	1,771	1,812
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	1,147	1,177
Oncor Electric Delivery Transition Bond Co. LLC, Series 2003-1, Class A-3, 4.95% 2015	1,109	1,159
		6,095

Total bonds & notes (cost: $6,234,496,000)		6,292,433

Short-term securities — 6.26%

Federal Home Loan Bank 0.07%–0.125% due 3/1–4/20/2011	176,900	176,885
Freddie Mac 0.16%–0.24% due 3/28–8/3/2011	117,800	117,744
U.S. Treasury Bills 0.18%–0.187% due 5/12–6/16/2011	110,925	110,886
Fannie Mae 0.155% due 3/9/2011	9,972	9,972

Total short-term securities (cost: $415,449,000)		415,487

Total investment securities (cost: $6,649,945,000)		6,707,920
Other assets less liabilities		(72,250)

Net assets		$6,635,670

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,408,000, which represented .32% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,178,000, which represented .06% of the net assets of the fund.
5Index-linked bond whose principal amount moves with a government retail price index.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-922-0411O-S25593

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: April 29, 2011

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: April 29, 2011